2. COMMITMENTS	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

(2)	COMMITMENTS

(a)	Related Party Transactions

Transactions with Officers and Directors

The Company leases its main Gardner facility from a corporation owned by Mr. Richard E. Forkey, who resigned from the Company’s board of directors on July 9, 2014. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to such related party was $108,000 in each of fiscal years 2018 and 2017, and is included in the Company’s accompanying consolidated statements of operations. Unpaid rent due to this related party in the amounts of $117,000 and $126,000 at June 30, 2018 and 2017, respectively, is include in accounts payable on the balance sheets.

On November 22, 2016, the Company entered into agreements with accredited investors for the sale and purchase of 1,333,334 units with each unit consisting of one share of the Company’s common stock, $0.01 par value and one warrant to purchase one-half of one share of the Company’s common stock, at a purchase price of $0.60 per unit. The Company received $780,000 in gross cash proceeds from the offering and settled an outstanding accounts payable balance with a consultant in the amount of $20,000 by issuing units. The Company is using the net proceeds from this placement for general working capital purposes.

The warrants issued in this offering were exercisable beginning on October 2, 2017 and expired on October 16, 2017. All warrants for 666,667 shares were exercised before October 16, 2017, by payment to the Company of $0.01 per share or an aggregate purchase price of $6,667.

In conjunction with the offering, the Company also entered into a registration rights agreement with the investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after November 22, 2016 to register the resale by the investors of the 1,333,334 shares and warrant shares purchased in the offering. The registration statement was filed with the Securities and Exchange Commission on February 3, 2017 and became effective on March 2, 2017.

Pursuant to the above transaction, the Company’s Chairman of the Board Mr. Woodward, as principal of MHW Partners, L.P., purchased 156,667 units at an aggregate purchase price of $94,000 and exercised warrants at 0.01 per share for an additional 78,333 shares.

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

Pursuant to the November 2016 placement described above, Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. purchased 916,667 and 125,000 shares, respectively, at aggregate purchase prices of $550,000 and $75,000, respectively. Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. also exercised warrants pursuant to the November 2016 placement described above for and additional 458,334 and 62,500 shares, respectively, at aggregate purchase prices of $4,583 and $625, respectively. At the time of these transactions, both Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. were beneficial owners of more than 5% of outstanding common stock.

(b)	Capital Lease Obligation

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment with payments totaling $51,252. At June 30, 2018, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2019	$10,250
2020	10,250
2021	5,126
Total minimum payments	25,626
Less: amount representing interest	2,063
Present value of minimum lease payments	23,563
Less: current portion	8,962
$14,601

The net book value of assets held under capital leases is $21,986 at June 30, 2018.

(c)	Operating Lease Commitments

The Company’s operating leases for its office space and equipment expired at various dates during fiscal year 2017 and the Company is continuing those rents on a month to month tenant at will basis. Rent expense on operating leases, excluding the related party rent described above, was $58,100 and $54,912 for the years ended June 30, 2018 and 2017, respectively.